FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of March 5, 2021 (Initial Measurement)	$ 91,800	$ 82,620
Change in valuation inputs or other assumptions	9,180	232,560
Fair value as of March 31, 2021	$ 82,620	$ 315,180